Description of the Business - Additional Information (Detail) € in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2020 EUR (€) Patients	Apr. 30, 2020	Mar. 31, 2020 Patients	Feb. 29, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Sep. 18, 2020 EUR (€)	Apr. 01, 2020 Patients	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Description Of Business [Line Items]
Conditional advance and subsidy received				€ 2,979
subsidy amount					€ 294
Shareholders' equity	€ 51,109				€ 85,560			€ 117,025	€ 145,602
Employee stock option [member]
Disclosure Of Description Of Business [Line Items]
Number of free shares granted | shares				50,037
Grant of stock-options | shares				41,950
Eurpoean Highgrowth Oppurtunities Securitisation Fund [Member] | Convertible Notes With Share Subscription Warrants Attached [Member]
Disclosure Of Description Of Business [Line Items]
Potential amount to be raised from convertible notes with share subscription warrants	€ 60,000					€ 54,000
Percentage of permissible dilution	20.00%
TRYBECA Trial One [Member]
Disclosure Of Description Of Business [Line Items]
Number of patients enrolled and treated whose safety data has been reviewed | Patients			320
TRYBECA Trial One [Member] | Eryaspase [Member]
Disclosure Of Description Of Business [Line Items]
Number of patients to be enrolled | Patients							500
Phase Two Trial Of Nordic Society Of Paediatric Haematology [Member] | Eryaspase [Member]
Disclosure Of Description Of Business [Line Items]
Number of patient enrollments achieved | Patients	50
Bottom of range [member] | TRYBECA Trial One [Member]
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment			3 months
Bottom of range [member] | TRYBECA Trial One [Member] | Eryaspase [Member]
Disclosure Of Description Of Business [Line Items]
Percentage of the enrolled patients randomised		75.00%
Top of range [member] | TRYBECA Trial One [Member]
Disclosure Of Description Of Business [Line Items]
Duration of delay in patient enrollment			4 months